Current and long-term debt - AVIC sale and leaseback (Details)	1 Months Ended
	Dec. 31, 2020 USD ($) vessel	Aug. 31, 2018	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2021 USD ($) vessel	Sep. 30, 2020	Aug. 31, 2020 tanker	Mar. 27, 2020	Feb. 29, 2020 vessel
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,415,326,000			$ 2,541,678,000
Minimum ratio for fair value of vessels		115.00%
AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 145,000,000
Sale leaseback transaction, term			8 years
Net debt to capitalization ratio	0.70
Consolidated tangible net worth	$ 650,000,000
Minimum ratio for fair value of vessels	110.00%
AVIC Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			2 years
AVIC Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			8 years
AVIC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.70%
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	135			131
MR
Disclosure of detailed information about borrowings [line items]
Number of vessels					1		3
STI Ville, STI Fontvieille and STI Brooklyn | Vessels | MR | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 24,000,000
Number of vessels under finance lease arrangements | tanker			3
Periodic payment per vessel			$ 500,000
STI Rose and STI Rambla | Vessels | LR2 | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 36,500,000
Number of vessels under finance lease arrangements | tanker			2
Periodic payment per vessel			$ 800,000
Installation of scrubbers | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,600,000
Sale leaseback transaction, term	3 years
Periodic borrowing payment amount	$ 0.0420
Periodic payment per vessel	$ 400,000
Lesser of he purchase and installation of scrubbers percentage								80.00%
Appreciated value of the vessel percentage								80.00%
Installation of scrubbers | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker						6
Installation of scrubbers | Vessels | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Installation of scrubbers | Vessels | MR | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								2
Installation of scrubbers | Vessels | MR | AVIC Lease Financing | STI Brooklyn
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								1
Installation of scrubbers | Vessels | LR2 | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								2